UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Supplemental Income Statement Elements [Abstract]
Ship management fees	$ 2,407,000	$ 1,049,000	$ 3,456,000	$ 2,123,000
Management and administrative services fees	697,000	701,000	1,393,000	1,323,000
Net income (loss) allocated to IDRs (P&L)	$ 300,000	$ 0	$ 1,300,000	$ 0